UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]       Amendment Number:  _________

Institutional Investment Manager Filing this Report:

Name:        Bedford Oak Advisors, LLC
Address:     100 South Bedford Road
             Mt. Kisco, NY 10549

Form 13F File Number:     28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jennifer Nunno
Title:       Chief Financial Officer
 Phone:      (914) 242-5720
Signature, Place, and Date of Signing:


/s/ Jennifer Nunno               Mt. Kisco, New York           August 14, 2003
    [Signature]                     [City, State]                   [Date]

Report Type:

         [X]      13F HOLDINGS REPORT

         [ ]      13F NOTICE

         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   One*

Form 13F Information Table Entry Total:              90

Form 13F Information Table Value Total:              $101,777,107


List of Other Included Managers:

No. 1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors LLC, which has investment discretion over the investment portfolios reported herein.

                                      Title of       CUSIP        Market   Shares or  Put/ Investment  Other
Name                                   Class         Number       Value     PRN Amt   Call Discretion Managers    Sole  Shared None
----                                   -----         ------       -----     -------   ---- ---------- --------    ----  ------ ----
ACCEPTANCE INSURANCE COMPANIESINC     Common        004308102      23,432  2,603,500          Sole            2,603,500
AICI CAPITAL TRUST9.0% QUATE          Corp. Debt    001338201      20,790     99,000          Sole               99,000
ALLIED HOLDINGS INC PRIV PL 8.625000  Corp. Debt    019223AC0   6,308,750  7,000,000          Sole            7,000,000
AMER INTL GROUP INC                   Common        026874107     220,720      4,000          Sole                4,000
AMERADA HESS CORP.                    Common        023551104     393,440      8,000          Sole                8,000
AMERICAN PAC CORP                     Common        028740108   1,470,000    196,000          Sole              196,000
AMERITRADE HLDG CORP NEW              Common        03074K100     740,000    100,000          Sole              100,000
ANGELO & MAXIES INC                   Common        034741108     290,035     98,317          Sole               98,317
ARBITRON INC                          Common        03875Q108     357,000     10,000          Sole               10,000
ARUZE CORPORATION                     Common        043990464      71,441      2,200          Sole                2,200
BALLANTYNE OF OMAHA INC               Common        058516105     685,625    548,500          Sole              548,500
BANK OF AMERICA CORP                  Common        060505104     790,300     10,000          Sole               10,000
BANK ONE CORP                         Common        06423A103     557,700     15,000          Sole               15,000
BAXTER INTL INC                       Corp Units 7% 071813406     294,120      6,000          Sole                6,000
BERKLEY W R CORP.                     Common        084423102      52,700      1,000          Sole                1,000
BERKSHIRE HATHAWAY INC. DEL           Class B       084670207     972,000        400          Sole                  400
BRIGHAM EXPLORATION COMPANY           Common        109178103     501,200    100,000          Sole              100,000
CADIZ INC                             Common        127537108     721,375  4,975,000          Sole            4,975,000
CAPITAL TRUST INC MD                  Common        14052H506   5,664,539    305,366          Sole              305,366
CHICOS FAS INC                        Common        168615102      21,050      1,000          Sole                1,000
CHOICEPOINT INC                       Common        170388102   1,726,000     50,000          Sole               50,000
CIGNA CORP                            Common        125509109   1,361,260     29,000          Sole               29,000
CLEAR CHANNEL COMMUNICATIONS          Common        184502102     423,900     10,000          Sole               10,000
COLUMBIA LABS INC                     Common        197779101   3,283,875    291,900          Sole              291,900
COMCAST CORPORATION                   Class A Spcl  20030N200   1,449,500     50,000          Sole               50,000
COOPER INDUSTRIES LTD                 Class A       G24182100   1,239,000     30,000          Sole               30,000
COPART INC                            Call          217204906     511,874      2,250  Call    Sole                2,250
COPART INC                            Common        217204106   1,011,150    107,000          Sole              107,000
CORAM HEALTHCARE CORP                 Common        218103109   2,763,390  3,947,700          Sole            3,947,700
COTTON STATES LIFE INSURANCE          Common        221774102   1,190,620    118,000          Sole              118,000
COVALENT GROUP INC                    Common        222815102     274,365    121,940          Sole              121,940
DANIELSON HOLDING CORP.               Common        236274106   2,689,760  1,681,100          Sole            1,681,100
DVI INC                               Common        233343102   1,167,500    250,000          Sole              250,000
ECHOSTAR COMMUNICATIONS CORP          Class A       278762109      34,620      1,000          Sole                1,000
EPRESENCE INC                         Common        294348107     614,750    250,000          Sole              250,000
EZENIA! INC                           Common        302311105     430,146    623,400          Sole              623,400
FIRST HEALTH GROUP CORP               Common        320960107   1,381,000     50,000          Sole               50,000
GIANT GROUP LTD                       Common        374503100     192,780    137,700          Sole              137,700
GLACIER WTR SVCS INC                  Common        376395109   1,125,300     72,600          Sole               72,600
GP STRATEGIES CORP                    Common        36225V104  12,961,180  2,131,773          Sole            2,131,773
GTECH HOLDINGS CORPORATION            Common        400518106      37,650      1,000          Sole                1,000
HCA INC                               Common        404119109     640,800     20,000          Sole               20,000
IDINE REWARDS NETWORK INC             Common        45168A100   1,511,400    110,000          Sole              110,000
INTELIDATA TECHNOLOGIES CORP          Common        45814T107      75,500     25,000          Sole               25,000
INTERACTIVECORP                       Common        45840Q101      78,660      2,000          Sole                2,000
INTERDIGITAL COMMUNICATIONS CORP      Call          45866A905     375,000      1,000  Call    Sole                1,000
IVAX CORP                             Call          465823902     387,500        500  Call    Sole                  500
J NET ENTERPRISES INC                 Common        46622V102     741,852    686,900          Sole              686,900
JSR                                   Common        471990143      48,718      4,000          Sole                4,000
KB HOME                               Common        48666K109      61,980      1,000          Sole                1,000
KENWOOD CORP                          Common        491990115      31,037     11,000          Sole               11,000
LEGGETT & PLATT INC                   Common        524660107   1,537,500     75,000          Sole               75,000
LEVEL 3 COMMUNICATIONS INC 10.500000  Corp. Debt    52729NAE0     862,500  1,000,000          Sole            1,000,000
MAGUIRE PPTYS                         Common        559775101     288,750     15,000          Sole               15,000
MANUFACTURED HOME CMNTYS INC          Common        564682102   4,739,850    135,000          Sole              135,000
MERCK & CO.INC.                       Common        589331107     605,500     10,000          Sole               10,000
MERRILL LYNCH CO INC                  Call          590188908     484,000        400  Call    Sole                  400
MERRILL LYNCH CO INC                  Common        590188108     392,112      8,400          Sole                8,400
MICROSOFT CORPORATION                 Common        594918104     256,400     10,000          Sole               10,000
MINOLTA LTD                           Common        604990101      42,424      6,000          Sole                6,000
MORGAN STANLEY                        Call          617446908     406,550        470  Call    Sole                  470
MORGAN STANLEY                        Common        617446448     128,250      3,000          Sole                3,000
NETEGRITY INC                         Common        64110P107      17,970      3,000          Sole                3,000
NETSCREEN TECHNOLOGIES INC            Common        64117V107      22,300      1,000          Sole                1,000
NEWHALL LAND & FARMING CO CAL         Common        651426108   2,752,750     91,000          Sole               91,000
NIPPON LIGHT METAL CO LTD             Common        654990324      44,327     30,000          Sole               30,000
NYFIX INC                             Common        670712108   1,190,040    188,000          Sole              188,000
PALL CORP                             Common        696429307      22,500      1,000          Sole                1,000
PEOPLESOFT                            Call          712713906     135,000        500  Call    Sole                  500
PFIZER INC.                           Common        717081103     204,900      6,000          Sole                6,000
PHOENIX TECHNOLOGY LTD                Common        719153108   1,109,550    195,000          Sole              195,000
PLAINS RESOURCES INC                  Common        726540503   1,683,850    119,000          Sole              119,000
QUENTRA NETWORKS INC                  Common        748337102         135    128,750          Sole              128,750
ROBERT HALF INTL INC                  Common        770323103     947,000     50,000          Sole               50,000
SANDISK CORP                          Common        80004C101      40,570      1,000          Sole                1,000
SAP AKTIENGESELLSCHAFT                Spon ADR      803054204      43,830      1,500          Sole                1,500
SAWAI PHARMACEUTICAL CO LTD           Common        795990027     107,187      4,000          Sole                4,000
SCHLUMBERGER LTD                      Common        806857108     142,710      3,000          Sole                3,000
SCIENTIFIC GAMES CORPORATION          Class A       80874P109     701,250     75,000          Sole               75,000
SHAW COMMUNICATIONS INC               Non-Voting    82028K200   1,277,750     95,000          Sole               95,000
SIRIUS SATELLITE RADIO INC            Common        82966U103   3,380,000  2,000,000          Sole            2,000,000
SONICWALL INC                         Common        835470105      19,400      4,000          Sole                4,000
STANDARD & POORS DEP RCPTS SPDR       Unit Ser 1    78462F103      97,630      1,000          Sole                1,000
TRAVELERS PROPERTY CASUALTY           Class A       89420G109   1,590,000    100,000          Sole              100,000
VALUEVISION MEDIA INC                 Class A       92047K107   6,282,732    459,600          Sole              459,600
WASHINGTON MUTUAL, INC.               Common        939322103     247,800      6,000          Sole                6,000
WEBMD CORP                            Common        94769M105   5,598,050    515,000          Sole              515,000
XEROX CORPORATION                     Common        984121103   2,170,950    205,000          Sole              205,000
XM SATELLITE RADIO HLDGS INC          Class A       983759101   2,198,000    200,000          Sole              200,000
XTO ENERGY CORP                       Common        98385X106      26,807      1,333          Sole                1,333
                                                              101,777,107